Containers and Fixed Assets	12 Months Ended
Dec. 31, 2014
Containers and Fixed Assets

(7) Containers and Fixed Assets

Containers, net at December 31, 2014 and 2013 consisted of the following:

	2014	2013
Containers	$4,315,549	$3,795,587
Less accumulated depreciation	(685,667)	(562,456)

Containers, net	$3,629,882	$3,233,131

Trading containers had carrying values of $6,673 and $13,009 as of December 31, 2014 and 2013, respectively, and are not subject to depreciation. Containers held for sale had carrying values of $25,213 and $31,968 as of December 31, 2014 and 2013, respectively, and are also not subject to depreciation. All owned containers are pledged as collateral for debt as of December 31, 2014 and 2013.

Fixed assets, net at December 31, 2014 and 2013 consisted of the following:

	2014	2013
Computer equipment and software	$7,255	$6,762
Office furniture and equipment	1,429	1,386
Automobiles	43	43
Leasehold improvements	1,797	1,730

	10,524	9,921
Less accumulated depreciation	(9,139)	(8,286)

Fixed assets, net	$1,385	$1,635